Related Party Transactions - Schedule of Components of Related Party Revenues and Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party income
Related party income	$ 1,529	$ 2,412	$ 5,303	$ 7,183	$ 9,263	$ 8,810	$ 0
Sublease revenue	753	996	2,366	2,947	3,942	3,366	0
Related party expenses
Total related party expenses					286	612	0
TSA Compensation Related
Related Party income
Related party income	586	974	1,735	3,110	3,837	4,280	0
Related party expenses
Total related party expenses					176	588	0
TSA Non Compensation Related
Related Party income
Related party income	160	442	497	1,126	1,484	1,164	0
Related party expenses
Total related party expenses					110	24	0
TSA
Related Party income
Related party income	$ 1,499	$ 2,412	$ 4,598	$ 7,183	$ 9,263	$ 8,810	$ 0